CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Income Statement [Abstract]
Expense of restructuring activities	[1]	$ 4.1	[2]	$ 4.2	[3]

[1]	In 2018, the Company recognized a restructuring charge of $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization. In 2017, the Company recognized a restructuring charge of $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.
[2]	In 2018, the Company recognized a restructuring charge of approximately $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.
[3]	In 2017, the Company recognized a restructuring charge of approximately $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.